Acquisition of MD Insider (MDI) - Summary of Purchase Consideration (Details) - USD ($)			1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Aug. 31, 2020	Jul. 31, 2020	Feb. 29, 2020	Jul. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2019	Feb. 29, 2020
Consideration Paid
Additional shares issued	100,607
Common stock
Consideration Paid
Fair value of equity issued										$ 5,114,000
Shares issued							97,019	279,436		289,320
MD Insider Inc
Consideration Paid
Cash consideration		$ 324,000
Fair value of equity issued		5,114,000								$ 1,050,000
Fair value of contingent consideration		1,050,000
Total consideration paid		6,488,000				$ 6,488,000				289,320
Aggregate purchase price consideration		$ 6,488,000				$ 6,488,000				289,320
Shares issued					289,320				386,339
Additional shares issued			96,487	100,607
Stock Available For Issuance			4,120
Acquisition related costs										$ 567,000
Maximum | MD Insider Inc
Consideration Paid
Shares issued		462,691				462,691